Research and Development Expenses and Advertising Costs - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Research And Development Expenses And Advertising Costs [Line Items]
Research and development expenses	¥ 249,295	¥ 269,192	¥ 267,853
Advertising costs	¥ 98,858	¥ 104,209	¥ 94,821